Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
Schedule of Receivables and Other Current Assets

A summary of the receivables and other current assets as of December 31, 2019 is detailed in the table below:

(All amounts in table are expressed in thousands of Canadian dollars)

	December 31, 2019	December 31, 2018
Sales taxes receivable	62	75
Interest receivable	-	10
Other current assets	99	48
	161	133